9. STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
9. STOCKHOLDERS' EQUITY

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of June 30, 2014 and December 31, 2013, the Company did not have any preferred stock issued and outstanding.

Common stock

The Company has authorized 900,000,000 and 500,000,000 shares of common stock, with a par value of $0.0001 per share as of June 30, 2014 and December 31, 2013, respectively. As of June 30, 2014 and December 31, 2013, the Company has 512,457,350 and 370,728,168, respectively, shares of common stock issued and outstanding.

On April 2, 2014, the Company’s majority stockholders approved to amend the Articles of Incorporation to increase the number of authorized shares of common stock from 500,000,000 to 900,000,000 shares.

On May 20, 2014, the Company issued 500,000 shares of its common stock for investor relations services valued at $2,250.

In 2013 and 2012, the Company issued an aggregate of 15,000,000 and 21,500,000 shares of common stock for future services of $328,500 and $1,305,000, respectively. The Company accretes the fair value of the shares issued as stock based compensation during the requisite service period to operations. During the three and six months ended June 30, 2014, the Company recorded $190,253 and $378,415, respectively, and $108,353 and $218,581 for the three and six months ended June 30, 2013, respectively, as stock based compensation.

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of December 31, 2013 and 2012, the Company did not have any preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.0001 per share. As of December 31, 2013 and 2012, the Company has 370,728,168 and 279,865,011, respectively, shares of common stock issued and outstanding.

During the year ended December 31, 2013, the Company issued an aggregate of 19,350,251 shares of common stock for services rendered of $81,920.

During the year ended December 31, 2013, the Company issued an aggregate of 66,073,247 shares of common stock in settlement of $532,967 of convertible notes payable and related accrued interest.

During the year ended December 31, 2013, the Company issued 2,033,333 of common stock for net proceeds of $30,500.

During the year ended December 31, 2013, the Company issued 3,406,326 of common stock for net proceeds of $35,000 under an equity facility agreement.

In 2013 and 2012, the Company issued an aggregate of 15,000,000 and 21,500,000 shares of common stock for future services of $328,500 and $1,745,690, respectively. The Company accretes the fair value of the shares issued as stock based compensation during the requisite service period to operations. During the years ended December 31, 2013 and 2012, the Company recorded $560,968 and $866,274, respectively, as stock based compensation.

During the years ended December 31, 2012, the Company issued an aggregate of 261,556 shares of common stock for accrued expenses of $34,467.

During the year ended December 31, 2012, the Company issued an aggregate of 7,751,176 shares of common stock for services rendered of $290,647.

During the year ended December 31, 2012, the Company issued an aggregate of 22,500,000 shares of common stock in settlement of $150,000 previous incurred payables. In connection with the issuance, the Company recorded a loss on settlement of debt of $822,500.

During the year ended December 31, 2012, the Company issued an aggregate of 13,251,760 shares of common stock in settlement of $126,000 of convertible notes payable and related accrued interest.

During the year ended December 31, 2012, the Company issued an aggregate of 600,000 shares of common stock for common stock subscriptions for $60,000 proceeds, which received in 2011 and 2,300,000 shares of common stock for in connection with a warrant agreement entered into on January 12, 2012 for $230,000.

During the year ended December 31, 2012, the Company issued 850,000 of common stock for net proceeds of $85,000.